Leases - Schedule of Supplemental Information Related to Operating Leases (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Schedule of Supplemental Information Related to Operating Leases [Abstract]
Operating lease right-of-use assets	¥ 1,130,088,595		¥ 1,328,582,419	$ 161,600,520
Operating lease liabilities, current	184,665,265		241,363,244	26,406,782
Operating lease liabilities, non-current	1,032,472,822		1,215,776,075	147,641,650
Total operating lease liabilities	1,217,138,087		1,457,139,319	$ 174,048,432
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 367,980,613	$ 52,620,528	¥ 150,287,251
Weighted average remaining lease term (in years)	9 years		8 years	9 years
Weighted average discount rate	4.00%		4.00%	4.00%